Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment	$ 3,706,656	$ 608,686
Less: accumulated depreciation	(286,522)	(65,895)
Total property and equipment, net	3,420,132	542,791
Land and Building [Member]
Total property and equipment	$ 1,175,000
Estimated Useful Life in Years	40 years
Leasehold Improvements [Member]
Total property and equipment	$ 1,424,904	254,515
Estimated Useful Life	Shorter of asset or lease term
Medical Equipment [Member]
Total property and equipment	$ 747,632	242,899
Estimated Useful Life in Years	5 years
Construction in Progress [Member]
Total property and equipment
Physical Therapy Equipment [Member]
Total property and equipment	$ 246,207	90,337
Estimated Useful Life in Years	5 years
Office Furniture and Fixtures [Member]
Total property and equipment	$ 44,934	2,431
Estimated Useful Life in Years	7 years
Computers [Member]
Total property and equipment	$ 20,837	9,539
Office Equipment [Member]
Total property and equipment	$ 16,336
Estimated Useful Life in Years	5 years
Signs [Member]
Total property and equipment	$ 19,590
Estimated Useful Life in Years	5 years
Chiropractic Equipment [Member]
Total property and equipment	$ 8,965	8,965
Estimated Useful Life in Years	5 years
Vehicles [Member]
Total property and equipment	$ 2,250
Estimated Useful Life in Years	3 years